UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-9018

                        AMERICAN BEACON MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
              (Address of principal executive offices)-(Zip code)

                           DOUGLAS G. HERRING, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: December 31, 2007


ITEM 1. REPORT TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

                                  ANNUAL REPORT

                                    (GRAPHIC)

December 31, 2007

MONEY MARKET MILEAGE FUND

ABOUT AMERICAN BEACON

          Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

          Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.

CONTENTS

PRESIDENT'S MESSAGE................................................            1

FINANCIAL HIGHLIGHTS

   MONEY MARKET MILEAGE FUND.......................................           14

SCHEDULE OF INVESTMENTS

   MONEY MARKET PORTFOLIO..........................................           16

ADDITIONAL INFORMATION.............................................   BACK COVER

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund                      December 31, 2007

(PHOTO OF DOUGLAS G. HERRING)

Fellow Shareholders,

I am pleased to present to you the American Beacon Money Market Mileage Fund Annual Report for the twelve months ended December 31, 2007. Please review the enclosed material carefully, as it includes important information about the Fund.

          Renewed volatility affected the fixed income markets during the second half of the year. The change in the investment environment was led by a crisis in the housing sector, due to several years of lax lending standards, which then spilled over into the financial sector during the summer months. By design, American Beacon's conservative credit review process allowed us to avoid many of the pitfalls of the more toxic asset classes.

          Even with this conservative approach the American Beacon Money Market Mileage Fund -- Mileage Class' one-year return of 4.68% outperformed the Lipper Money Market Instrument Average by 19 basis points (0.19%).

          The turmoil in the U.S. credit markets continued after the close of the Fund's fiscal year and is likely to continue over the shorter term. However, we believe the Fund's fundamental investment philosophy, proven credit selection process and lower than average expense ratio will continue to serve the Fund well over the longer term.

          As always, we appreciate the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Money Market Mileage Fund.

                                        Sincerely,


                                        /s/ Douglas G. Herring
                                        Douglas G. Herring
                                        President
                                        American Beacon Mileage Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2007 (UNAUDITED)

          The year of 2007 began with a slowdown in U.S. growth occurring following Federal Reserve Board ("Fed") credit tightening, rising oil prices, and the beginning of concerns around credit and slowing U.S. consumer spending. Earnings growth remained strong on the back of strong export growth, a declining dollar and share buybacks. A transition in leadership from small, value and domestic to large, growth and multinational became evident as the year began. During the second half of the year, the benign fundamentals of 2003-2006--namely strong global growth, rising profitability levels and falling risk premiums--were replaced by credit stress, pressures on the capital position of the financial system, questions about the sustainability of the business cycle, and rising energy and food prices. Reflecting these woes, market prices moved considerably. U.S. Government bond yields plummeted, the dollar fell faster than in earlier years, credit spreads widened and equities turned volatile. The financials and consumer discretionary sectors experienced drops of one-quarter to one-third. Commodity and industrial related multinational companies performed best.

          In 2007, the Fed moved from an attitude of vigilance about inflation to one of providing liquidity and lowering rates to shore up the functioning of credit markets and fight economic weakness. During the year, the Fed lowered the target federal funds rate by 100 basis points (1.00%), bringing the target rate from 5.25% to 4.25%. In a statement issued following its meeting on December 11, 2007, the Federal Open Market Committee ("FOMC") noted: "Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks." The FOMC also stated its opinion that the rate reduction "combined with the [monetary] policy actions taken earlier, should help promote moderate growth over time." In a cautionary note, however, the FOMC indicated that "[r]eadings on core inflation have improved modestly this year, but elevated energy and commodity prices, among other factors, may put upward pressure on inflation. In this context, the Committee judges that some inflation risks remain, and it will continue to monitor inflation developments carefully."

          The most recent data from the U.S. Department of Labor's Bureau of Labor Statistics indicated that the U.S. unemployment rate rose to 5.0% in December after holding steady at 4.7% in each of the previous three months. Non-farm payroll employment posted a small increase of 18,000 for the month, and total employment, at 146.2 million, was down following an increase in November. Job declines in manufacturing and construction largely offset job growth in several service industries.

          The Consumer Price Index ("CPI") increased at a seasonally-adjusted rate of 0.8% in November 2007, according to the Department of Labor, its largest advance since a 1.2% rise in September 2005. The index for energy was up 5.7%, led by a 9.5% rise in petroleum-based energy prices. The index for all items less food and energy increased 0.3% in November, following advances of 0.2% in each of the preceding five months. The overall CPI rose at an unadjusted rate of 2.3% over the previous 12 months.

          The U.S. gross domestic product ("GDP") grew at an annualized rate of 4.9% in the third quarter of 2007, up significantly from the 3.8% annualized growth rate for the second quarter of the year. According to the U.S. Department of Commerce, the increase in real GDP during the quarter resulted from positive contributions from exports, personal consumption expenditures, private inventory investment, nonresidential structures, federal government spending, equipment and software, and state and local government spending. A decrease in residential fixed investment (purchases of private residential structures and residential equipment that landlords rent to tenants) had a negative effect on the GDP. Additionally, there was an increase in imports, which are a subtraction in the calculation of the GDP.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2007 (UNAUDITED)

          As the economy began to show signs of weakening during the year, the Federal Reserve ("Fed") started its series of easing monetary policy in September. Since then the Fed has reduced the fed funds rate at each Federal Open Market Committee ("FOMC") meeting, resulting in a 4.25% fed funds rate by year end. These were moves of 50 basis points (0.50%) for the September FOMC meeting followed by 25 basis points (0.25%) at each of the remaining two meetings of the year. In response to the events that caused the Fed to ease, the American Beacon Money Market Fund's weighted-average maturity was maintained around 30 days towards the end of the year. The primary strategy of the Fund for the year was to buy variable-rate securities, short-dated commercial paper and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

          For the twelve months ended December 31, 2007, the total return of the American Beacon Money Market Mileage Fund -- Mileage Class was 4.68%. The Fund outperformed the Lipper Money Market Average return of 4.49% by 19 basis points (0.19%). Based on annualized total returns, Lipper, Inc. ranked the Mileage Class of the Fund 136 among 330, 58 among 288, and 45 among 190 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2007, respectively.

          The Lipper Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                           (PERFORMANCE GRAPH)

                           ANNUALIZED TOTAL RETURNS
                               AS OF 12/31/2007
                         ---------------------------
                         1 YEAR   5 YEARS   10 YEARS
                         ------   -------   --------
Mileage Class (1, 2)..    4.68%    2.73%     3.46%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Fund was 0.80%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2007 (UNAUDITED)

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2007

                                 MILEAGE
                                  CLASS
                                 -------
7-day Current Yield*              4.07%
7-day Effective Yield*            4.16%
30-day Yield*                     4.07%
Weighted Avg. Maturity           26 Days

* Annualized. You may call 1-800-967-9009 to obtain the Fund's current seven day yields. Yield is a more accurate reflection of the Fund's current earnings than total returns.

                     TOP TEN ISSUERS AS OF DECEMBER 31, 2007

                                     % OF
                                 NET ASSETS**
                                 ------------
General Electric Capital Corp.       5.8%
Royal Bank of Scotland plc           4.8%
Bank of America                      4.5%
Deutsche Bank                        4.5%
Goldman Sachs                        4.5%
Lehman Brothers                      4.5%
Barclays Capital, Inc.               4.5%
Citigroup                            4.5%
Societe Generale NA, Inc.            4.2%
BNP Paribas                          3.4%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

                    ASSET ALLOCATION AS OF DECEMBER 31, 2007

                                     % OF
                                 NET ASSETS**
                                 ------------
Bank CDs, TDs and Notes              22.2%
Corporate Notes                      30.0%
Commercial Paper                     18.4%
Repurchase Agreements                19.4%
Short-Term Investments                9.6%
Liabilities, Net of Other
   Assets                            -0.4%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

PERFORMANCE EXPENSES
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2007 (UNAUDITED)

FUND EXPENSE EXAMPLE

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

ACTUAL EXPENSES

          The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

          You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                  Expenses Paid
                          Beginning     Ending        During
                           Account     Account       Period*
                            Value       Value        7/1/07-
                           7/1/2007    12/31/07      12/31/07
                          ---------   ---------   -------------
MILEAGE CLASS
Actual ................   $1,000.00   $1,022.36       $4.28
Hypothetical (5% return
   before expenses) ...   $1,000.00   $1,020.97       $4.28

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.84%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Mileage Funds:

We have audited the accompanying statement of assets and liabilities of American Beacon Mileage Funds, comprised of American Beacon Money Market Mileage Fund (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Mileage Funds as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Dallas, Texas
February 27, 2008

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investment in Portfolio, at value ............................   $    47,905
   Receivable for fund share sold ...............................            16
   Receivable from Manager for expense reimbursement (Note 2) ...            11
   Prepaid expenses .............................................            22
                                                                    -----------
      TOTAL ASSETS ..............................................        47,954
                                                                    -----------
LIABILITIES:
   Payable for fund shares redeemed .............................            97
   Distribution fees payable (Note 2) ...........................            10
   Dividends payable ............................................             3
   Administrative service and service fees payable (Note 2) .....             4
   Other liabilities ............................................            23
                                                                    -----------
      TOTAL LIABILITIES .........................................           137
                                                                    -----------
   NET ASSETS ...................................................   $    47,817
                                                                    ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ...........................................        47,817
                                                                    -----------
NET ASSETS ......................................................   $    47,817
                                                                    ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Mileage Class ................................................    47,816,620
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Mileage Class ................................................   $      1.00
                                                                    ===========

                             See accompanying notes
  See accompanying Financial Statements of the American Beacon Master Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007 (IN THOUSANDS)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income ...................................................   $ 9,294
   Portfolio expenses ................................................      (187)
                                                                         -------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .................     9,107
                                                                         -------
FUND EXPENSES:
   Administrative service fees (Note 2) ..............................       173
   Administrative service fees -  Platinum Class (Notes 1 and 2) .....       805
   Transfer agent fees -  Mileage Class ..............................        51
   Transfer agent fees - Platinum Class (Note 1) .....................        15
   Professional fees .................................................         9
   Registration fees and expenses ....................................        47
   Distribution fees -  Mileage Class (Note 2) .......................       124
   Distribution fees - Platinum Class (Notes 1 and 2) ................       310
   Prospectus and shareholder reports ................................        11
                                                                         -------
      TOTAL FUND EXPENSES ............................................     1,545
                                                                         -------
   Less reimbursement of fund expense (Note 2) .......................       (17)
                                                                         -------
      NET FUND EXPENSES ..............................................     1,528
                                                                         -------
NET INVESTMENT INCOME ................................................     7,579
                                                                         -------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments ..................................         3
                                                                         -------
      NET GAIN ON INVESTMENTS ........................................         3
                                                                         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $ 7,582
                                                                         =======

                             See accompanying notes
  See accompanying Financial Statements of the American Beacon Master Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                    Year Ended December 31,
                                                                    -----------------------
                                                                        2007        2006
                                                                     ---------   ---------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ........................................    $   7,579   $  15,306
   Net realized gain on investments .............................            3          --
                                                                     ---------   ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......        7,582      15,306
                                                                     ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Mileage Class .............................................       (2,276)     (2,226)
      Platinum Class (Note 1) ...................................       (5,303)    (13,080)
   Net realized gain on investments:
      Platinum Class (Note 1) ...................................           (3)         --
                                                                     ---------   ---------
      DISTRIBUTIONS TO SHAREHOLDERS .............................       (7,582)    (15,306)
                                                                     ---------   ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ................................      102,145     160,635
   Reinvestment of dividends and distributions ..................        7,133      15,219
   Cost of shares redeemed ......................................     (448,000)   (189,487)
                                                                     ---------   ---------
      NET INCREASE (DECREASE) IN NET ASSETS .....................     (338,722)    (13,633)
                                                                     ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS ...........................     (338,722)    (13,633)
                                                                     ---------   ---------
NET ASSETS:
   Beginning of period ..........................................      386,539     400,172
                                                                     ---------   ---------
   END OF PERIOD ................................................    $  47,817   $ 386,539
                                                                     =========   =========

                             See accompanying notes
  See accompanying Financial Statements of the American Beacon Master Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          The American Beacon Money Market Mileage Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company.

          The Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the "Portfolio"), an open-end diversified management investment company.

AMERICAN BEACON:           (ARROW)  invests assets in  (ARROW)  AMERICAN BEACON MASTER TRUST:
----------------                                                -----------------------------
Money Market Mileage Fund                                       Money Market Portfolio

          The Fund has the same investment objectives as the Portfolio, and the value of such investment reflects the Fund's proportionate interest in the net assets of the portfolio (0.36% at December 31, 2007). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

          American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

          The following is a summary of the significant accounting policies followed by the Fund.

Class Disclosure

          The Platinum Class was fully liquidated effective May 31, 2007.

CLASS:                     OFFERED TO:                                       SERVICE AND DISTRIBUTION FEES:
------                     -----------                                       ------------------------------
Mileage Class              Individuals and certain grantor trusts            Distribution Fee-             0.25%
                           Investors investing through selected financial    Administrative Service Fee-   0.65%
Platinum Class - Closed    institutions (such as banks and broker dealers)   Distribution Fee-             0.25%

Valuation of Investments

          The Fund records its investment in the Portfolio at fair value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

          The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the corresponding Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

          Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

          In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of FAS 157 will materially impact the amounts represented in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Other

          Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

          The Manager and the Fund entered into a Management Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

Distribution Plan

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Fund's Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.

Reimbursement and Waiver of Expenses

          The Manager voluntarily waived distribution and other expenses totaling $16,795 for the year ended December 31, 2007.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

Expense Reimbursement Plan

          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the year ended December 31, 2007, there are no fees subject to recoupment.

3. FEDERAL INCOME TAXES

          It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

          The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

          The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows (in thousands):

                                                   MONEY MARKET MILEAGE
                                               ---------------------------
                                                YEAR ENDED     YEAR ENDED
                                               DECEMBER 31,   DECEMBER 31,
                                                   2007           2006
                                               ------------   ------------
DISTRIBUTIONS PAID FROM ORDINARY INCOME:
   Mileage Class............................      $2,276        $ 2,226
   Platinum Class...........................       5,306         13,080
                                                  ------        -------
TOTAL DISTRIBUTIONS.........................      $7,582        $15,306
                                                  ======        =======

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

          As of December 31, 2007, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

          The Fund does not have capital loss carryforwards as of December 31, 2007.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

4. CAPITAL SHARE TRANSACTIONS

          The tables below summarize the activity in capital shares for the Fund (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2007

                                                  Money Market Mileage Fund
                                                  -------------------------
                                                      Mileage   Platinum
                                                       Class      Class
                                                     --------   --------
Shares sold....................................       48,438      53,707
Reinvestment of dividends......................        2,220       4,913
Shares redeemed................................      (50,801)   (397,199)
                                                     -------    --------
Net (decrease) in shares outstanding...........         (143)   (338,579)
                                                     =======    ========

Year Ended December 31, 2006

                                                  Money Market Mileage Fund
                                                  -------------------------
                                                      Mileage   Platinum
                                                       Class      Class
                                                     --------   --------
Shares sold....................................       31,006     129,629
Reinvestment of dividends......................        2,139      13,080
Shares redeemed................................      (35,869)   (153,618)
                                                     -------    --------
Net (decrease) in shares outstanding...........       (2,724)    (10,909)
                                                     =======    ========

AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                    Mileage Class
                                                                                Year Ended December 31
                                                               --------------------------------------------------------
                                                                 2007        2006        2005        2004         2003
                                                               -------     -------     -------     --------     -------
Net asset value, beginning of period .......................   $  1.00     $  1.00     $  1.00     $   1.00     $  1.00
                                                               -------     -------     -------     --------     -------
Income from investment operations:
   Net investment income (A) ...............................      0.05        0.05        0.03         0.01        0.01
   Net realized gain on investments ........................        --(B)       --(B)       --(B)        --(B)       --(B)
                                                               -------     -------     -------     --------     -------
Total income from investment operations ....................      0.05        0.05        0.03         0.01        0.01
                                                               -------     -------     -------     --------     -------
Less distributions:
   Dividends from net investment income ....................     (0.05)      (0.05)      (0.03)       (0.01)      (0.01)
   Distributions from net realized gains on securities .....        --(B)       --(B)       --(B)        --(B)       --(B)
                                                               -------     -------     -------     --------     -------
Total distributions ........................................     (0.05)      (0.05)      (0.03)       (0.01)      (0.01)
                                                               -------     -------     -------     --------     -------
Net asset value, end of period .............................   $ 1 .00     $  1.00     $  1.00     $   1.00     $  1.00
                                                               =======     =======     =======     ========     =======
Total return ...............................................      4.68%       4.61%       2.75%        0.93%       0.73%
                                                               =======     =======     =======     ========     =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ................   $47,817     $47,960     $50,684     $ 45,475     $49,053

   Ratios to average net assets (annualized):(A)
   Expenses, net of waivers ................................      0.72%       0.57%       0.58%        0.51%       0.51%
   Expenses, before waivers ................................      0.75%       0.57%       0.58%        0.51%       0.51%
   Net investment income, net of waivers ...................      4.59%       4.52%       2.73%        0.91%       0.74%
   Net investment income, before waivers ...................      4.56%       4.52%       2.73%        0.91%       0.74%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $.01 per share.

AMERICAN BEACON MONEY MARKET PORTFOLIO
REPORT OF INDEPENDEDNT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Master Trust:

We have audited the accompanying statement of assets and liabilities of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Dallas, Texas
February 27, 2008

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

                                                                       PAR
                                                                     AMOUNT         VALUE
                                                                  ------------   -----------
                                                                    (DOLLARS IN THOUSANDS)
MEDIUM-TERM NOTES - 26.60%
   ABN Amro Bank NV, 5.259%, Due 4/18/2008 ++# ................   $    132,050   $   132,081
   American Honda Finance Corp.,
      5.171%, Due 1/23/2008 ++# ...............................         40,000        40,001
      5.075%, Due 2/22/2008 ++# ...............................         33,200        33,204
      4.866%, Due 5/9/2008 ++# ................................         15,000        15,000
   ASIF Global Financing XXI, 5.408%, Due 3/14/2008 ++ # ......         32,650        32,674
   ASIF Global Financing XXXII, 5.08%, Due 2/25/2008 ++ # .....        206,600       206,626
   Bank of America Corp., 5.308%, Due 5/5/2008 ++ .............         32,000        32,050
   Bank of New York Mellon Corp., 4.966%, Due 6/16/2008 ++ ....         17,645        17,645
   Bank of Scotland plc, 5.214%, Due 7/17/2008 ++ # ...........        125,800       125,818
   Berkshire Hathaway Finance Corp.,
      5.299%, Due 1/11/2008 ++ ................................        131,885       131,888
      4.938%, Due 5/16/2008 ++ ................................         23,750        23,760
   Citigroup, Inc., 4.944%, Due 5/2/2008 ++ ...................        199,700       199,755
   Commonwealth Bank of Australia, 4.96%, Due 1/31/2008 ++ # ..        175,000       175,005
   Credit Suisse USA, Inc., 5.234%, Due 6/2/2008 ++ ...........         27,303        27,319
   General Electric Capital Corp.,
      5.29%, Due 1/3/2008 ++ ..................................        211,500       211,501
      5.293%, Due 1/15/2008 ++ ................................        324,455       324,466
      5.171%, Due 3/4/2008 ++ .................................         40,886        40,891
      5.303%, Due 4/15/2008 ++ ................................         65,000        65,018
      4.955%, Due 5/19/2008 ++ ................................         20,000        20,007
   HSBC Finance Corp., 4.982%, Due 5/21/2008 ++ ...............        162,770       162,784
   JPMorgan Chase & Co., 5.154%, Due 1/25/2008 ++ .............        295,000       295,016
   Merrill Lynch & Co., Inc.,
      4.90%, Due 2/14/2008 ++ .................................         61,300        61,305
      5.091%, Due 6/16/2008 ++ ................................         93,350        93,404
   Morgan Stanley, 5.334%, Due 1/18/2008 ++ ...................         68,900        68,905
   Royal Bank of Scotland plc,
      5.259%, Due 4/11/2008 ++# ...............................        435,500       435,549
      5.19%, Due 4/21/2008 ++ # ...............................         50,000        50,006
      4.942%, Due 8/20/2008 ++ # ..............................        150,000       150,000
   Toyota Motor Credit Corp.,
      5.233%, Due 4/15/2008 ++ ................................        100,000       100,008
      4.961%, Due 6/17/2008 ++ ................................         24,000        24,002
      5.213%, Due 7/7/2008 ++ .................................         60,500        60,504
   Wells Fargo & Co., 5.108%, Due 8/20/2008 ++ ................        150,000       150,000
                                                                                 -----------
   TOTAL MEDIUM-TERM NOTES ....................................                    3,506,192
                                                                                 -----------
PROMISSORY NOTES - 3.41%
   Goldman Sachs Group, Inc., 4.889%, Due 5/9/2008 ++ .........        450,000       450,000
                                                                                 -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 19.14%
   Bank of America, NA, 5.084%, Due 7/25/2008 ++ ..............         18,300        18,303

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

                                                                       PAR
                                                                     AMOUNT         VALUE
                                                                  ------------   -----------
                                                                    (DOLLARS IN THOUSANDS)
   Bank of Scotland N.Y., 5.05%, Due 3/14/2008 ................   $    155,600   $   155,638
   BNP Paribas N.Y.,
      5.00%, Due 3/13/2008 ....................................        200,000       200,000
      5.11%, Due 3/13/2008 ....................................         50,000        50,011
      5.00%, Due 3/17/2008 ....................................        100,000       100,000
      4.93%, Due 3/27/2008 ....................................        100,000       100,000
   Credit Suisse N.Y., 5.00%, Due 2/26/2008 ++ ................        250,000       250,000
   Deutsche Bank N.Y., 4.941%, Due 6/19/2008 ++ ...............        280,000       280,040
   HSBC Bank USA, 5.061%, Due 7/28/2008 ++ ....................         71,000        71,033
   M&I Marshall & Ilsley Bank, 4.839%, Due 2/15/2008 ++ .......        196,500       196,501
   Nordea Bank Finland N.Y., 4.991%, Due 5/28/2008 ++ .........         21,600        21,596
   Royal Bank of Canada N.Y., 4.896%, Due 3/20/2008 ++ ........         10,000        10,000
   Societe Generale N.Y.,
      5.00%, Due 3/7/2008 .....................................        250,000       250,000
      4.68%, Due 3/28/2008 ....................................        200,000       200,000
   Suntrust Bank, 5.309%, Due 4/2/2008 ++ .....................         53,020        53,035
   Toronto Dominion Bank N.Y., 4.66%, Due 3/28/2008 ...........        250,000       249,999
   US Bank, NA, 5.20%, Due 1/3/2008 ++ ........................        221,500       221,500
   Wachovia Bank, NA, 4.976%, Due 6/20/2008 ++ ................         50,000        50,020
   Westpac Bank N.Y., 5.203%, Due 1/15/2008 ++ ................         46,000        46,000
                                                                                 -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ...............                    2,523,676
                                                                                 -----------
COMMERCIAL PAPER - 18.39%
   Ciesco LLC, 4.92%, Due 1/28/2008 # .........................        225,000       224,170
   Danske Corp., 4.64%, Due 1/31/2008 # .......................        100,000        99,613
   Edison Asset Securitization LLC, 4.84%, Due 2/20/2008 # ....        150,000       148,992
   General Electric Capital Corp., 4.83%, Due 2/15/2008 .......        100,000        99,396
   GOVCO, Inc.,
      4.73%, Due 1/22/2008 # ..................................        100,000        99,724
      4.73%, Due 1/23/2008 # ..................................        150,000       149,566
   ING US Funding LLC,
      4.64%, Due 1/23/2008 ....................................         11,950        11,916
      4.89%, Due 1/25/2008 ....................................         35,000        34,886
      4.83%, Due 1/28/2008 ....................................        150,000       149,455
   Jupiter Securitization, LLC,
      5.80%, Due 1/18/2008 # ..................................         55,000        54,849
      5.20%, Due 1/22/2008 # ..................................        119,615       119,252
   Kitty Hawk Funding Corp.,
      4.84%, Due 1/18/2008 # ..................................         24,258        24,203
      4.78%, Due 1/28/2008 # ..................................         72,628        72,368
   Long Lane Master Trust IV,
      4.97%, Due 1/22/2008 # ..................................        120,000       119,659
      4.78%, Due 1/24/2008 # ..................................         27,000        26,918
      5.60%, Due 1/25/2008 # ..................................        110,787       110,402
      4.78%, Due 1/28/2008 # ..................................         10,297        10,260

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

                                                                       PAR
                                                                     AMOUNT         VALUE
                                                                  ------------   -----------
                                                                    (DOLLARS IN THOUSANDS)
   Societe Generate NA, Inc., 4.745%, Due 1/29/2008 ...........   $    100,000   $    99,631
   Three Rivers Funding Corp., 5.00%, Due 1/2/2008 # ..........        450,000       449,937
   Toyota Motor Credit Corp., 4.76%, Due 2/22/2008 ............        200,000       198,625
   UBS Finance Delaware LLC, 4.77%, Due 1/24/2008 .............         53,500        53,337
   Variable Funding Capital Corp.,
      5.35%, Due 1/17/2008 # ..................................         17,606        17,564
      5.35%, Due 1/18/2008 # ..................................         50,000        49,874
                                                                                 -----------
   TOTAL COMMERCIAL PAPER .....................................                    2,424,597
                                                                                 -----------
TIME DEPOSITS - 3.03%
   Danske Bank, 5.00%, Due 1/2/2008 ...........................        400,000       400,000
                                                                                 -----------

                                                                     SHARES
                                                                  ------------
SHORT TERM INVESTMENTS - 9.64%
   BlackRock Temp Fund ........................................    630,638,084       630,638
   Dreyfus Institutional Cash Advantage Fund ..................    640,000,000       640,000
                                                                                 -----------
   TOTAL SHORT TERM INVESTMENTS ...............................                    1,270,638
                                                                                 -----------

                                                                       PAR
                                                                     AMOUNT
                                                                  ------------
REPURCHASE AGREEMENTS - 19.42%
   Bank of America, NA, 4.68%, Due 1 /2/2008 (Held at Bank of
      New York, Collateralized by Mortgage Loan Obligations
      valued at $577,800, 2/23/2036) ..........................   $    540,000       540,000
   Barclays Bank plc, 4.65%, Due 1/2/2008 (Held at Bank of
      New York, Collateralized by Equity Securities valued at
      $619,500, 1/1/2049) .....................................        590,000       590,000
   Citigroup, Inc., 4.68%, Due 1/2/2008 (Held at Chase NYC,
      Collateralized by Mortgage Loan Obligations valued at
      $433,771, 2/28/2037 - 11/29/2037) .......................        390,000       390,000
   Deutsche Bank Securities, Inc., 4.68%, Due 1/2/2008 (Held at
      Bank of New York, Collateralized by Equity Securities
      valued at $325,500, 1/1/2049) ...........................        310,000       310,000
   Goldman Sachs Group, Inc., 4.75%, Due 1 /2/2008 (Held at
      Bank of New York, Collateralized by Mortgage Loan
      Obligations valued at $144,200, 1/1/2010 - 1/1/2020) ....        140,000       140,000
   Lehman Brothers, Inc., 4.70%, Due 1 /2/2008 (Held at Chase
      NYC, Collateralized by Corporate Obligations valued at
      $55,611, 5.125% - 6.75%, 9/13/2016 - 7/15/2027 and U.S.
      Government Agency Obligations valued at $546,108, 5.5% -
      6.5%, 11/1/2036 -9/1/2037) ..............................        590,000       590,000
                                                                                 -----------
   TOTAL REPURCHASE AGREEMENTS ................................                    2,560,000
                                                                                 -----------
TOTAL INVESTMENTS - 99.63% (COST $13,135,103) .................                  $13,135,103
OTHER ASSETS, NET OF LIABILITIES - 0.37% ......................                       48,896
                                                                                 -----------
TOTAL NET ASSETS - 100.00% ....................................                  $13,183,999
                                                                                 ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,173,315 or 24.07% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (IN THOUSANDS)

                                                                        MONEY
                                                                        MARKET
                                                                     -----------
ASSETS:
   Investment in securities at value (cost - $10,575,103) ........   $10,575,103
   Repurchase agreement (cost - $2,560,000) ......................     2,560,000
   Dividends and interest receivable .............................        50,408
   Prepaid expenses ..............................................             8
                                                                     -----------
      TOTAL ASSETS ...............................................    13,185,519
                                                                     -----------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ......         1,302
   Other liabilities .............................................           218
                                                                     -----------
      Total liabilities ..........................................         1,520
                                                                     -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........   $13,183,999
                                                                     ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007 (IN THOUSANDS)

                                                                        Money
                                                                        Market
                                                                      ----------
INVESTMENT INCOME:
   Interest income ................................................    $841,750
                                                                       --------
      TOTAL INVESTMENT INCOME .....................................     841,750
                                                                       --------
EXPENSES:
   Management and investment advisory fees (Note 2) ...............      15,926
   Custodian fees .................................................         443
   Professional fees ..............................................         177
   Other expenses .................................................         381
                                                                       --------
      TOTAL EXPENSES ..............................................      16,927
                                                                       --------
NET INVESTMENT INCOME .............................................     824,823
                                                                       --------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...............................         127
                                                                       --------
      NET GAIN ON INVESTMENTS .....................................         127
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    $824,950
                                                                       ========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                           MONEY MARKET
                                                   -----------------------------
                                                      Year Ended December 31,
                                                   -----------------------------
                                                       2007           2006
                                                   ------------   --------------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ......................    $    824,823   $     530,893
   Net realized gain on investments ...........             127              12
                                                   ------------   -------------
      TOTAL INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ......................         824,950         530,905
                                                   ------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ..............................      35,059,358     131,682,048
   Withdrawals ................................     (35,428,478)   (126,270,825)
                                                   ------------   -------------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM TRANSACTIONS IN
         INVESTORS' BENEFICIAL INTERESTS ......        (369,120)      5,411,223
                                                   ------------   -------------
      NET INCREASE IN NET ASSETS ..............         455,830       5,942,128
                                                   ------------   -------------
NET ASSETS:
   Beginning of period ........................      12,728,169       6,786,041
                                                   ------------   -------------
   END OF PERIOD ..............................    $ 13,183,999   $  12,728,169
                                                   ============   =============

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                     Year Ended December 31,
                                                --------------------------------
                                                2007   2006   2005   2004   2003
                                                ----   ----   ----   ----   ----
Total return ................................   5.33%  5.09%  3.25%  1.34%  1.13%
Ratios to average net assets (annualized):...
   Expenses .................................   0.11%  0.11%  0.11%  0.11%  0.11%
   Net investment income ....................   5.19%  5.03%  3.20%  1.30%  1.14%

                             See accompanying notes

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio (the "Portfolio"). The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

          American Beacon Advisors, Inc. (the "Manager") is a wholly owned subsidiary of AMR Corporation and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

          The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Security Transactions and Investment Income

          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements

          Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government and non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

          On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Portfolio files a tax return with the U.S. Internal Revenue Service. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations. The Portfolio adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Portfolio have been deemed to meet the more likely than not threshold, and therefore there have been no adjustments to the Portfolio's net asset value per share.

          In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of FAS 157 will materially impact the amounts represented in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio 0.10% of the average daily net assets of the Portfolio.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

Interfund Lending Program

          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2007, the Money Market Portfolio earned $8,708 under the credit facility. This amount is included in interest income on the financial statements.

AMERICAN BEACON MILEAGE FUNDS
PRIVACY POLICY AND FEDERAL TAX INFORMATION
(UNAUDITED)

PRIVACY POLICY

          The American Beacon Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

          We may collect nonpublic personal information about you from one or more of the following sources:

               - information we receive from you on applications or other forms;

               - information about your transactions with us or our service providers; and

               -    information we receive from third parties.

          We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

          We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

FEDERAL TAX INFORMATION

          We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

          The distributions to shareholders during the tax year ended December 31, 2007 include short-term capital gains of $2,785 for the Money Market Mileage Fund.

          We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2007. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a. Of the ordinary dividends paid, the percentage of income exempt from federal income taxes is 0% for the Money Market Mileage Fund.

          Pursuant to Section 852 of the Internal Revenue Code, the Money Market Mileage Fund designated $190 as long-term capital gain dividends for the taxable year ended December 31, 2007.

TRUSTEES AND OFFICERS
AMERICAN BEACON MILEAGE FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

          The Trustees and officers of the American Beacon Mileage Funds (the "Trust") and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                                POSITION, TERM OF
                                OFFICE AND LENGTH
                                 OF TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, AGE AND ADDRESS        WITH THE TRUST                             AND CURRENT DIRECTORSHIPS
----------------------------   ------------------   ------------------------------------------------------------------------
INTERESTED TRUSTEES

                                      Term
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement*

Douglas G. Herring** (50)      Trustee since 2006   President (2006-Present) and CEO (2008-Present), American Beacon
                                 Executive Vice     Advisors, Inc.; Vice President and Controller, American Airlines, Inc.
                                 President from     (1998-2006); Chairman (2003-Present) and Director (1995-Present),
                                  2006 to 2007      American Airlines Federal Credit Union; Trustee, American Beacon Funds
                                 President since    (2006-Present); Trustee, American Beacon Select Funds (2006-Present);
                                      2007          Trustee, American Beacon Master Trust (2006-Present); Director, American
                                                    Beacon Global Funds SPC (2006-Present); Director, American Beacon Global
                                                    Funds plc (2007-Present).

William F. Quinn** (59)              Trustee        Chairman (2006-Present), CEO (2006-2007), President (1986-2006), and
                                   since 1995       Director (2003-Present), American Beacon Advisors, Inc.; Chairman
                                 President from     (1989-2003) and Director (1979-1989, 2003-Present), American Airlines
                                  1995 to 2007      Federal Credit Union; Director, Hicks Acquisition I, Inc.
                                 Executive Vice     (2007-Present); Director, Crescent Real Estate Equities,
                                    President       Inc.(1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment
                                   since 2007       advisor) (2001-2006); Director of Investment Committee, Southern
                                                    Methodist University Endowment Fund (1996-Present); Member, Southern
                                                    Methodist University Cox School of Business Advisory Board (1999-2002);
                                                    Member, New York Stock Exchange Pension Manager Committee (1997-1998,
                                                    2000-2002, 2006-Present); Chairman (2007-Present) and Vice Chairman
                                                    (2004-2007), Committee for the Investment of Employee Benefits;
                                                    Director, United Way of Metropolitan Tarrant County (1988-2000,
                                                    2004-Present); Trustee, American Beacon Funds (1987-Present); Trustee,
                                                    American Beacon Select Funds (1999-Present); Trustee, American Beacon
                                                    Master Trust (1995-Present); Director, American Beacon Global Funds SPC
                                                    (2002-Present); Director, American Beacon Global Funds plc
                                                    (2007-Present).

Alan D. Feld** (71)            Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                    (1960-Present); Director, Clear Channel Communications (1984-Present);
                                                    Trustee, CenterPoint Properties (1994-2006); Member Board of Trustees,
                                                    Southern Methodist University; Member, Board of Visitors, The University
                                                    of Texas M.D. Anderson Cancer Center; Member, Board of Visitors, Zale
                                                    Lipshy Hospital; Trustee, American Beacon Funds (1996-Present); Trustee,
                                                    American Beacon Select Funds (1999-Present); Trustee, American Beacon
                                                    Master Trust (1996-Present).

NON-INTERESTED TRUSTEES               Term
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement*

W. Humphrey Bogart (63)        Trustee since 2004   Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                    (1998-2003); Board Member, Baylor University Medical Center Foundation
                                                    (1992-2004); President and CEO, Allmerica Trust Company, NA (1996-1997);
                                                    President and CEO, Fidelity Investments Southwest Company (1983-1995);
                                                    Senior Vice President of Regional Centers, Fidelity Investments
                                                    (1988-1995); Trustee, American Beacon Funds (2004-Present); Trustee,
                                                    American Beacon Select Funds (2004-Present); Trustee, American Beacon
                                                    Master Trust (2004-Present).

TRUSTEES AND OFFICERS
AMERICAN BEACON MILEAGE FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                                POSITION, TERM OF
                                OFFICE AND LENGTH
                                 OF TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, AGE AND ADDRESS        WITH THE TRUST                             AND CURRENT DIRECTORSHIPS
----------------------------   ------------------   ------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
(CONT.)

Brenda A. Cline (47)           Trustee since 2004   Executive Vice President, Chief Financial Officer, Treasurer and
                                                    Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas
                                                    Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc.
                                                    (d/b/a Cook Children's Health Foundation) (2001-2006); Director,
                                                    Christian Church Foundation (1999-2007); Trustee, American Beacon Funds
                                                    (2004-Present); Trustee, American Beacon Select Funds (2004-Present);
                                                    Trustee, American Beacon Master Trust (2004-Present).

Richard A. Massman (64)        Trustee since 2004   Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                    (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching, and venture capital activities) (1994-Present); Trustee, American Beacon Funds
                                                    (2004-Present); Trustee, American Beacon Select Funds (2004-Present);
                                                    Trustee, American Beacon Master Trust (2004-Present).

Stephen D. O'Sullivan (72)     Trustee since 1995   Consultant (1994-Present); Trustee, American Beacon Funds
                                                    (1987-Present); Trustee, American Beacon Select Funds (1999-Present);
                                                    Trustee, American Beacon Master Trust (1995-Present).

R. Gerald Turner (62)          Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                            ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                            (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                 (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                    (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                    (2003-2007); Member, Salvation Army of Dallas Board of Directors;
                                                    Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission
                                                    on Intercollegiate Athletics; Trustee, American Beacon Funds
                                                    (2001-Present); Trustee, American Beacon Select Funds (2001-Present);
                                                    Trustee, American Beacon Master Trust (2001-Present).

Kneeland Youngblood (52)       Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court             Chairman since       (1998-Present); Director, Energy Future Holdings Corp. (2007-Present);
Suite 1740                     2005                 Director, Burger King Corporation (2004-Present); Director, Gap, Inc.
Dallas, Texas 75201                                 (2006-Present); Trustee, City of Dallas, Texas Employee Retirement Fund
                                                    (2004-Present); Director, Starwood Hotels and Resorts (2001-Present);
                                                    Member, Council on Foreign Relations (1995-Present); Trustee, St. Mark's
                                                    School of Texas (2002-Present); Trustee, American Beacon Funds
                                                    (1996-Present); Trustee, American Beacon Select Funds (1999-Present);
                                                    Trustee, American Beacon Master Trust (1996-Present).

TRUSTEES AND OFFICERS
AMERICAN BEACON MILEAGE FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                                POSITION, TERM OF
                                OFFICE AND LENGTH
                                 OF TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    NAME, AGE AND ADDRESS        WITH THE TRUST                             AND CURRENT DIRECTORSHIPS
----------------------------   ------------------   ------------------------------------------------------------------------
OFFICERS

                                      Term
                                    One Year

Rosemary K. Behan (48)          VP, Secretary and   Vice President, Legal and Compliance, American Beacon Advisors, Inc.
                                   Chief Legal      (2006-Present); Assistant General Counsel, First Command Financial
                               Officer since 2006   Planning, Inc. (2004-2006); Enforcement Attorney (1995-2004), Securities
                                                    and Exchange Commission.

Brian E. Brett (47)               VP since 2004     Vice President, Director of Sales and Marketing, American Beacon
                                                    Advisors, Inc. (2004-Present); Regional Vice President, Neuberger
                                                    Berman, LLC (investment advisor) (1996-2004).

Wyatt Crumpler (41)               VP since 2007     Vice President, Trust Investments, American Beacon Advisors, Inc.
                                                    (2007-Present); Managing Director of Corporate Accounting (2004-2007),
                                                    Director of IT Strategy and Finance (2002-2004), American Airlines, Inc.

Michael W. Fields (53)            VP since 1995     Vice President, Fixed Income Investments, American Beacon Advisors, Inc.
                                                    (1988-Present); Director, American Beacon Global Funds SPC
                                                    (2002-Present); Director, American Beacon Global Funds plc
                                                    (2007-Present).

Rebecca L. Harris (41)           Treasurer since    Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).
                                      1995

Christina E. Sears (36)         Chief Compliance    Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present);
                               Officer since 2004   Senior Compliance Analyst, American Beacon Advisors, Inc. (1998-2004).
                                    and Asst.
                                 Secretary since
                                      1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn, Feld and Herring are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is Chairman of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's Investment advisors. Mr. Herring is President and CEO of the Manager.

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                    (AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to WWW.ICSDELIVERY.COM and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

               (GRAPHIC)                                (GRAPHIC)
              BY E-MAIL:                             ON THE INTERNET:
  american_beacon.funds@ambeacon.com               Visit our website at
                                               www.americanbeaconfunds.com

               (GRAPHIC)                                (GRAPHIC)
             BY TELEPHONE:                               BY MAIL:
           Mileage Class(R)                       American Beacon Funds
          Call (800) 388-3344                        P.O. Box 219643
                                                Kansas City, MO 64121-9643

       AVAILABILITY OF QUARTERLY                  AVAILABILITY OF PROXY
          PORTFOLIO SCHEDULES                   VOTING POLICY AND RECORDS

In addition to the Schedule of           A description of the policies and
Investments provided in each             procedures the Fund uses to determine
semi-annual and annual report, the       how to vote proxies relating to
Fund files a complete schedule of its    portfolio securities is available in
portfolio holdings with the Securities   the Fund's Statement of Additional
and Exchange Commission ("SEC") on       Information, is available free of
Form N-Q as of the first and third       charge on the Fund's website
fiscal quarters. The Fund's Forms N-Q    (www.americanbeaconfunds.com) and by
are available on the SEC's website at    calling 1-800-967-9009 or by accessing
www.sec.gov. The Forms N-Q may also be   the SEC's website at www.sec.gov. The
reviewed and copied at the SEC's         Fund's proxy voting record for the most
Public Reference Room, 450 Fifth         recent year ended June 30 is filed
Street, NW, Washington, DC 20549.        annually with the SEC on Form N-PX. The
Information regarding the operation of   Fund's Forms N-PX are available on the
the SEC's Public Reference Room may be   SEC's website at www.sec.gov. The
obtained by calling 1-800-SEC-0330. A    Fund's proxy voting record may also be
complete schedule of the Fund's          obtained by calling 1-800-967-9009.
portfolio holdings is also available
on the Fund's website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN              TRANSFER AGENT         INDEPENDENT REGISTERED  DISTRIBUTOR
STATE STREET BANK AND  BOSTON FINANCIAL DATA  PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
TRUST                  SERVICES               ERNST & YOUNG LLP       Portland, Maine
Boston, Massachusetts  Kansas City, Missouri  Dallas, Texas

This report is prepared for shareholders of the American Beacon Mileage Fund and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds is a service mark of AMR Corporation. Mileage Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Money Market Mileage Fund is a service mark of American Beacon Advisors, Inc.

                                                                        AR 12/07
                                                                          541488

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Brenda Cline, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Ms. Cline is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $30,062         12/31/2006
 $10,370         12/31/2007

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2006
       $0                12/31/2007

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $0                 12/31/2006
 $2,885             12/31/2007

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2006
     $0              12/31/2007

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $0           $0                     N/A                     12/31/2006
  $2,885       $0                     N/A                     12/31/2007

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PUCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)  Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ Douglas G. Herring
   --------------------
     Douglas G. Herring
     President

Date: March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Douglas G. Herring
   --------------------
     Douglas G. Herring
     President

Date: March 7, 2008


By /s/ Rebecca L. Harris
   ---------------------
     Rebecca L. Harris
     Treasurer

Date: March 7, 2008